Accrued expenses and other liabilities - Contract liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Contract Liabilities
Opening contract liabilities	€ 290.9	€ 546.5	€ 1,962.3
Revenue deferred during the year	5,648.4	1,248.0	6,107.2
Revenue recognized during the year	(4,385.1)	(1,503.6)	(7,523.0)
Closing contract liabilities	€ 1,554.2	€ 290.9	€ 546.5